CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ 7,005,852	$ 3,711,925
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	18,276	5,412
Amortization	(500,964)
Bad debt - related party	21,302
Share of loss of Oxford City Football Club (Trading) Limited		17,045
Professional stock-based fees	974,000	627,400
Gain on sale of equity investment	(10,600)
Loss on extinguishment of accounts and due to related parties		1,106,636
Changes in operating assets and liabilities:
Decrease in accounts receivable	24,125
Increase in advances due from Academy of Healing Art, Massage and Facial Skin Care, Inc.	(62,895)
Increase in inventory
Increase in prepaid expense	(72,139)	(293)
Increase in officer compensation payable	2,213,643	1,209,842
Decrease in accounts payable and accrued liabilities	(333,575)	(30,927)
Decrease in deferred revenue	(10,000)	10,000
Increase in due to related parties	(14,460)
Net cash used in operating activities	(3,755,211)	(766,810)
Cash flows from investing activities:
Purchase of fixed assets	(219,035)	(23,805)
Online course development	(100,000)
Major Soccer Arena League membership	(10,000)
Investment in WENR, Corp.	(10,000)
Investment in Oxford City Football Club (Trading) Limited		(173,414)
Cash received from acquisition of Oxford City Football Club (Trading) Limited and Anjo of SkyLake, Inc.	158,490
Payments to non-controlling interest	(133,592)
Net cash used in investing activities	(314,137)	(197,219)
Cash flows from financing activities:
Proceeds from issuance of stock	5,360,750	898,392
Purchase of treasury stock		(1,338)
Advance by related party	13,869	8,743
Payments to related party	(30,045)
Payments to loan payable
Net cash provided by financing activities	5,344,574	905,797
Foreign exchange gain (loss)	(18,956)
Net change in cash	1,256,270	(58,232)
Cash, beginning of period	5,089	63,321
Cash, end of period	1,259,359	5,089
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
Non-cash investing and financing activities:
Intangible asset	509,401
Assumption of long-term on purchase of building	743,600
Stock payable issued for investment in Oxford City Football (Trading) Limited		6,445
Stock issued for accounts payable		1,042,620
Stock issued for due to related parties		$ 857,500